Form 13F Report for the Calendar Year or Quarter Ended:                6/30/2004

Check here if Amendment [  ]; Amendment Number:   ____
    This Amendment (check only one):              [  ] is a restatement
                                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                 Horizon Bancorp
Address:          515 Franklin Square
             Michigan City, IN  46360


Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:   James H. Foglesong
Title:  Chief Financial Officer
Phone:  219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer                Michigan City, IN
-----------------------------------------------                -----------------
                                                               Place
7/27/2004
---------
Date

Report Type (check only one):
                                              [X] 13F Holdings Report
                                                       [ ] 13F Notice
                                           [ ] 13F Combination Report

List of Other Managers Reporting for this Manager:
                                           Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       81

Form 13F Information Table Value Total:                              $68,295,032


List of Other Included Managers:           Horizon Trust & Investment Management

                                                                 --------------------------              -------------------------
                                                                   INVESTMENT DIRECTION (6)                 VOTING AUTHORITY (8)
                                                                 --------------------------              -------------------------
                                                                                               Other
                                               Market   Shares/                               Managers
   Name of Issuer (1)  Type (2)  Cusip (3)      (4)      PV (5)      Sole    Shared    None    (7)       Sole      Shared    None
   ------------------  --------  ---------     ------   -------      ----    ------    ----   --------   ----      ------    ----
Abbott Laboratories    Equity    2824100        675556     16574     10740    4899      935      Not         2690     0      13884
                                                                                             Applicable
ABN Amro 5.90% PFD     Preferred
                        Stock    00372P203      376288     17600     15800    1000      800                  1200     0      16400
Alcoa Inc Com Stk      Equity    13817101       768905     23279     18184    5095        0                  6283     0      16996
Alltel Corp            Equity    20039103       806579     15934     12487    3447        0                  3950    50      11934
Altria Group, Inc.     Equity    02209S103     1120569     22389     15535    3399     3455                  2650     0      19739
Ambac Financial Group
  5.875% PFD           Preferred
                        Stock    23139603       266098     12240      9440    2800        0                  3040     0       9200
America Movil - ADR
  Series L             Equity    02364W105     1091100     30000         0       0    30000                     0     0      30000
American Express
  Company              Equity    25816109       287009      5586       315    4895      376                     0     0       5586
American International
  Group Inc            Equity    26874107      1374492     19283     12638    4771     1874                  4005     0      15278
Ameristock Mutual Fund Equity    03071F104     3688268     93279     63003   30192       85             17067.568  1627      74584
Amgen Inc              Equity    31162100       471976      8649      6393    1756      500                  1957     0       6692
Apache Corp            Equity    37411105       656908     15084     12155    2929        0                  3505     0      11579
Archer Daniels Midland
  CO                   Equity    39483102       398374     23741     17603    3183     2955                  5580     0      18161
Bac Cap Trust III
  7.00% PFD            Preferred
                        Stock    55188205       355040     14000     13200     800        0                  3000     0      11000
BP Amoco PLC, ADR's    Equity    55622104      1929056     36010     23567   11200     1243                   800     0      35210
Bellsouth Corp         Equity    79860102       410159     15643      9995    2100     3548                  3435     0      12208
Berkshire Hathaway Inc
  Del Cl A             Equity    84670108       800550         9         0       6        3                     0     0          9
Berkshire Hathaway,
  Inc. Cl B            Equity    84670207       706245       239        41     158       40                    12     0        227
Burlington Northern/
  Santa Fe             Equity    12189T104      367639     10483       110       0    10373                     0     0      10483
Cardinal Health Inc    Equity    14149Y108     1002065     14305     10753    3052      500                  3840     0      10465
Cendant Corp.          Equity    151313103      834572     34092     25298    8794        0                  7842     0      26250
ChevronTexaco Corp     Equity    166764100     1195291     12701      8391    3017     1293                  3058     0       9643
Chiron Corp            Equity    170040109      626076     14025     11132    2893        0                  3495     0      10530
Cisco Systems Inc      Equity    17275R102      919679     38805     25864    9821     3120                  7635   419      30751
Citigroup, Inc.        Equity    172967101     1154223     24822     17589    6133     1100                  5394     0      19428
Coca-Cola Company      Equity    191216100      418126      8283      3272    2449     2562                   900   150       7233
Costco Wholesale Corp  Equity    22160K105      374738      9100      7018    2082        0                  2000     0       7100
DNP Select Income Fund
  Inc.                 Equity    23325P104     3048475    289779    154121  102158    33500                 50268  1500     238011

                                                                 --------------------------              -------------------------
                                                                   INVESTMENT DIRECTION (6)                 VOTING AUTHORITY (8)
                                                                 --------------------------              -------------------------
                                                                                               Other
                                               Market   Shares/                               Managers
   Name of Issuer (1)  Type (2)  Cusip (3)      (4)      PV (5)      Sole    Shared    None    (7)       Sole      Shared    None
   ------------------  --------  ---------     ------   -------      ----    ------    ----   --------   ----      ------    ----
Dell Inc.              Equity    24702R101      236519      6603      4367    1711      525                  1372   300       4931
Du Pont DE Nemours     Equity    263534109      666567     15006     11025    3281      700                  3724   100      11182
Electronic Arts Inc    Equity    285512109      599723     10994      8927    2067        0                  2654     0       8340
Exxon Mobil Corp       Equity    30231G102      836951     18846      9250    3700     5896                  5400     0      13446
Federal-Mogul
  Corporation          Equity    313549107        5800     20000         0       0    20000                     0     0      20000
Fedex Corporation      Equity    31428X106      243845      2985      2100      35      850                   350     0       2635
Fifth Third Bancorp    Equity    316773100     1528105     28414         0     300    28114                     0     0      28414
General Electric
  Company              Equity    369604103     2748589     84833     60245   17055     7533                 21458     0      63375
General Electric Cap
  Corp 6.10% Pfd       Preferred
                        Stock    369622519     1092618     45450     25700   19000      750                  6800  1000      37650
Harley-Davidson        Equity    412822108     1065368     17200     12368    4513      319                  4260   100      12840
Home Depot
 Incorporated          Equity    437076102     1062160     30175     21971    7321      883                  6270     0      23905
Hubbell Inc Cl B       Equity    443510201      255737      5475         0    5475        0                     0     0       5475
Intel Corp             Equity    458140100      710231     25733       560    1555    23618                     0   243      25490
International Business
  Machines Corp        Equity    459200101      401259      4552       330    4082      140                     0    83       4469
Johnson & Johnson      Equity    478160104     1370109     24598     14458    3499     6641                  3992    40      20566
Kimberly Clark         Equity    494368103      358124      5436      2027     100     3309                   187     0       5249
L-3 Communications
  Holdings, Inc.       Equity    502424104      960851     14384     11583    2801        0                  3675     0      10709
Lowes Companies Inc    Equity    548661107      237473      4519      2738    1481      300                  1485     0       3034
MBNA Corporation       Equity    55262L100     1547374     59999     46122   13297      580                 12769   375      46855
Malaysia Fund          Equity    560905101      100890     19000      3500       0    15500                     0     0      19000
Marsh & McLennan CO    Equity    571748102      732433     16140     12805    3335        0                  4790     0      11350
Medtronic Inc          Equity    585055106      933280     19156     13234    4472     1450                  4000   100      15056
Merck & CO., Inc       Equity    589331107      273268      5753      2450     900     2403                  1500     0       4253
Microsoft Corporation  Equity    594918104     1777946     62253     32725   13497    16031                  9884     0      52369
Migratec Inc           Equity    598622108          60    100000         0  100000        0                     0     0     100000
Millenium
  Pharmaceuticals Inc  Equity    599902103      276000     20000         0       0    20000                     0     0      20000
NTN Communications Inc Equity    629410309       40820     13000         0       0    13000                     0     0      13000
Natl Rural Utility
  6.75% Pfd            Preferred
                        Stock    637432709      207776      8600      6200    2400        0                  2400     0       6200
Newmont Mining Corp    Equity    651639106      315816      8148      5742    2371       35                  1795     0       6353
Nokia Corp ADR         Equity    654902204      816028     56123     39683   13390     3050                 12123   325      43675
Northern Trust Corp    Equity    665859104     1460182     34536     17506    4730    12300                  5697   200      28639
Omnicom Group Inc      Equity    681919106      489035      6444      5056    1388        0                  1737     0       4707
Pepsico Inc            Equity    713448108      990476     18383     10675    5708     2000                  4970     0      13413
Pfizer Inc.            Equity    717081103     1352517     39455     24095   10649     4711                  7488   126      31841
Procter & Gamble CO    Equity    742718109     1290500     23705     16129    4770     2806                  7763     0      15942
Qualcomm Inc           Equity    747525103     1113164     15253     11217    3966       70                  3608     0      11645
Royal Dutch Petroleum  Equity    780257804     1302187     25202     20374    4728      100                  6835     0      18367

                                                                 --------------------------              -------------------------
                                                                   INVESTMENT DIRECTION (6)                 VOTING AUTHORITY (8)
                                                                 --------------------------              -------------------------
                                                                                               Other
                                               Market   Shares/                               Managers
   Name of Issuer (1)  Type (2)  Cusip (3)      (4)      PV (5)      Sole    Shared    None    (7)       Sole      Shared     None
   ------------------  --------  ---------     ------   -------      ----    ------    ----   --------   ----      ------     ----
SBC Communications     Equity    78387G103      278730     11494      3772    4891     2831                  1677     0        9817
Schering Plough
  Corporation          Equity    806605101     1161838     62870      6500    6500    49870                     0     0       62870
Starbucks Corp         Equity    855244109      715671     16456     12323    4133        0                  3590     0       12866
Sungard Data Systems
  Inc.                 Equity    867363103      554632     21332     16594    4738        0                  5005     0       16327
Teva Pharmaceutical
  Inds Ltd             Equity    881624209     1212532     18049     13429    4570       50                  4375     0       13674
Thai Fund, Inc.        Equity    882904105       89560     10414         0       0    10414                     0     0       10414
Tyco International Ltd Equity    902124106     1268102     38265     28867    8576      822                  8977     0       29288
United Airlines        Equity    902549500      131520     96000         0       0    96000                     0     0       96000
Vectren Corp           Equity    92240G101      285374     11374      7375    3999        0                     0     0       11374
Verizon Communications Equity    92343V104      329691      9110      4578    1645     2887                  1718    19        7373
Wal-Mart Stores Inc    Equity    931142103     1173435     22241     15902    5663      676                  5184    57       17000
Walgreen CO            Equity    931422109     1974097     54518     32872   11939     9707                  7990     0       46528
Wells Fargo & CO New   Equity    949746101     1611139     28152     16315    9861     1976                  5849   100       22203
Whirlpool Corp         Equity    963320106     1329880     19386         0     560    18826                     0     0       19386
Worldcom Inc -
  Worldcom Group       Equity    98157D106         135     13004        75       0    12929                     0     0       13004
Flextronics
  International Ltd    Equity    Y2573F102      654859     41057     31510    9547        0                  9385     0       31672
                                           -------------------------------------------------            ----------------------------
                                           $68,295,032 2,216,009 1,149,918 567,228  498,864               346,343 6,914   1,862,752
                                           =================================================            ============================